Earnings Per Share - Additional Information (Detail) - Class A Common Stock [Member] - shares shares in Millions	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Earnings Per Share Basic [Line Items]
Anti-dilutive shares excluded from weighted-average in computation of diluted earnings per share	1.8	23.7	26.7	25.7
Funko Acquisition Holdings, L.L.C. [Member]
Earnings Per Share Basic [Line Items]
Anti-dilutive shares excluded from weighted-average in computation of diluted earnings per share		23.2	25.5	25.1